Financial assets at amortized cost and other positions in scope of expected credit loss measurement - Coverage ratios (Detail 2) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 271,231	$ 298,263
ECL coverage	0.39%	0.37%
Total on- and off-balance sheet	$ 925,254	$ 866,308
Total
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 260,508	$ 273,367
ECL coverage	0.13%	0.12%
Total | Private clients with mortgages
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 13,016	$ 8,473
ECL coverage	0.03%	0.04%
Total | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 7,743	$ 8,694
ECL coverage	0.07%	0.07%
Total | Total real estate lending
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 20,758	$ 17,167
ECL coverage	0.04%	0.06%
Total | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 68,798	$ 69,896
ECL coverage	0.31%	0.28%
Total | SME clients
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 16,511	$ 13,944
ECL coverage	0.46%	0.59%
Total | Total corporate lending
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 85,308	$ 83,840
ECL coverage	0.34%	0.33%
Total | Lombard
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 65,395	$ 80,390
ECL coverage	0.02%	0.01%
Total | Credit cards
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 12,943	$ 10,074
ECL coverage	0.07%	0.08%
Total | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 5,490	$ 3,487
ECL coverage	0.02%	0.03%
Total | Ship / aircraft financing
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 1,968	$ 2,669
ECL coverage	0.11%	0.13%
Total | Consumer financing
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 153	$ 134
ECL coverage	0.00%	0.06%
Total | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 37,709	$ 22,842
ECL coverage	0.01%	0.01%
Total | Other off-balance sheet commitments
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 30,782	$ 52,765
ECL coverage	0.07%	0.04%
Total | Total other lending
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 154,441	$ 172,360
ECL coverage	0.03%	0.03%
Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.10%	0.10%
Stage 1 and 2 positions | Total
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.11%	0.10%
Stage 1 and 2 positions | Total | Private clients with mortgages
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.03%	0.04%
Stage 1 and 2 positions | Total | Real estate financing
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.07%	0.07%
Stage 1 and 2 positions | Total | Total real estate lending
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.04%	0.06%
Stage 1 and 2 positions | Total | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.28%	0.26%
Stage 1 and 2 positions | Total | SME clients
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.39%	0.48%
Stage 1 and 2 positions | Total | Total corporate lending
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.30%	0.30%
Stage 1 and 2 positions | Total | Lombard
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.00%	0.00%
Stage 1 and 2 positions | Total | Credit cards
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.07%	0.08%
Stage 1 and 2 positions | Total | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.02%	0.03%
Stage 1 and 2 positions | Total | Ship / aircraft financing
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.11%	0.13%
Stage 1 and 2 positions | Total | Consumer financing
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.00%	0.06%
Stage 1 and 2 positions | Total | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.01%	0.01%
Stage 1 and 2 positions | Total | Other off-balance sheet commitments
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.06%	0.02%
Stage 1 and 2 positions | Total | Total other lending
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.02%	0.02%
Twelve-month expected credit losses | Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 261,761	$ 290,012
ECL coverage	0.06%	0.06%
Total on- and off-balance sheet	$ 882,875	$ 828,495
Twelve-month expected credit losses | Stage 1 and 2 positions | Total
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 251,038	$ 265,117
ECL coverage	0.07%	0.07%
Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Private clients with mortgages
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 12,757	$ 8,271
ECL coverage	0.02%	0.04%
Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 6,591	$ 8,300
ECL coverage	0.13%	0.06%
Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Total real estate lending
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 19,348	$ 16,571
ECL coverage	0.06%	0.05%
Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 63,753	$ 65,013
ECL coverage	0.17%	0.17%
Twelve-month expected credit losses | Stage 1 and 2 positions | Total | SME clients
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 15,531	$ 12,788
ECL coverage	0.23%	0.30%
Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Total corporate lending
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 79,284	$ 77,800
ECL coverage	0.18%	0.19%
Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Lombard
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 65,298	$ 80,235
ECL coverage	0.00%	0.00%
Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Credit cards
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 12,361	$ 9,604
ECL coverage	0.06%	0.06%
Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 5,389	$ 3,464
ECL coverage	0.02%	0.03%
Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Ship / aircraft financing
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 1,770	$ 2,663
ECL coverage	0.02%	0.13%
Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Consumer financing
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 153	$ 134
ECL coverage	0.00%	0.06%
Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 37,307	$ 22,378
ECL coverage	0.01%	0.01%
Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Other off-balance sheet commitments
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 30,127	$ 52,268
ECL coverage	0.05%	0.02%
Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Total other lending
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 152,406	$ 170,745
ECL coverage	0.02%	0.01%
Lifetime expected credit losses | Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 8,867	$ 7,572
ECL coverage	1.12%	1.41%
Total on- and off-balance sheet	$ 34,479	$ 30,265
Lifetime expected credit losses | Stage 1 and 2 positions | Total
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 8,867	$ 7,572
ECL coverage	1.29%	1.35%
Lifetime expected credit losses | Stage 1 and 2 positions | Total | Private clients with mortgages
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 245	$ 176
ECL coverage	0.16%	0.22%
Lifetime expected credit losses | Stage 1 and 2 positions | Total | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 1,051	$ 394
ECL coverage	0.00%	0.33%
Lifetime expected credit losses | Stage 1 and 2 positions | Total | Total real estate lending
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 1,296	$ 570
ECL coverage	0.00%	0.30%
Lifetime expected credit losses | Stage 1 and 2 positions | Total | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 4,860	$ 4,612
ECL coverage	1.73%	1.51%
Lifetime expected credit losses | Stage 1 and 2 positions | Total | SME clients
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 732	$ 842
ECL coverage	3.86%	3.24%
Lifetime expected credit losses | Stage 1 and 2 positions | Total | Total corporate lending
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 5,592	$ 5,454
ECL coverage	2.01%	1.77%
Lifetime expected credit losses | Stage 1 and 2 positions | Total | Lombard
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 64	$ 120
ECL coverage	0.00%	0.01%
Lifetime expected credit losses | Stage 1 and 2 positions | Total | Credit cards
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 578	$ 467
ECL coverage	0.34%	0.36%
Lifetime expected credit losses | Stage 1 and 2 positions | Total | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 101	$ 23
ECL coverage	0.06%	0.51%
Lifetime expected credit losses | Stage 1 and 2 positions | Total | Ship / aircraft financing
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 198	$ 6
ECL coverage	0.89%	0.49%
Lifetime expected credit losses | Stage 1 and 2 positions | Total | Consumer financing
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | Stage 1 and 2 positions | Total | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 401	$ 464
ECL coverage	0.05%	0.08%
Lifetime expected credit losses | Stage 1 and 2 positions | Total | Other off-balance sheet commitments
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 635	$ 468
ECL coverage	0.19%	0.28%
Lifetime expected credit losses | Stage 1 and 2 positions | Total | Total other lending
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 1,978	$ 1,549
ECL coverage	0.26%	0.23%
Lifetime expected credit losses | Stage 3 positions
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 603	$ 678
ECL coverage	34.08%	30.67%
Total on- and off-balance sheet	$ 7,900	$ 7,547
Lifetime expected credit losses | Stage 3 positions | Total
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 603	$ 678
ECL coverage	8.06%	7.04%
Lifetime expected credit losses | Stage 3 positions | Total | Private clients with mortgages
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 13	$ 26
ECL coverage	0.00%	0.81%
Lifetime expected credit losses | Stage 3 positions | Total | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 101	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | Stage 3 positions | Total | Total real estate lending
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 114	$ 26
ECL coverage	0.00%	0.81%
Lifetime expected credit losses | Stage 3 positions | Total | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 184	$ 271
ECL coverage	14.03%	5.28%
Lifetime expected credit losses | Stage 3 positions | Total | SME clients
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 247	$ 315
ECL coverage	4.68%	5.32%
Lifetime expected credit losses | Stage 3 positions | Total | Total corporate lending
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 432	$ 586
ECL coverage	8.68%	5.30%
Lifetime expected credit losses | Stage 3 positions | Total | Lombard
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 33	$ 35
ECL coverage	21.51%	23.30%
Lifetime expected credit losses | Stage 3 positions | Total | Credit cards
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 4	$ 3
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | Stage 3 positions | Total | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | Stage 3 positions | Total | Ship / aircraft financing
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | Stage 3 positions | Total | Consumer financing
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | Stage 3 positions | Total | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | Stage 3 positions | Total | Other off-balance sheet commitments
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 20	$ 29
ECL coverage	20.53%	29.45%
Lifetime expected credit losses | Stage 3 positions | Total | Total other lending
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 57	$ 67
ECL coverage	19.63%	24.70%